WARRANTS (Details) (USD $)	9 Months Ended					0 Months Ended				0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended		0 Months Ended	9 Months Ended		0 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2013	Jul. 29, 2013 iItem	Jun. 30, 2013	May 10, 2013	Mar. 19, 2013	Aug. 03, 2013 Note	Jul. 29, 2013 Minimum	Sep. 30, 2013 Maximum	Jul. 29, 2013 Maximum	Sep. 30, 2013 James Crawford	Jun. 30, 2013 James Crawford	Mar. 19, 2013 James Crawford	Sep. 30, 2013 Nathaniel Bradley	Jun. 30, 2013 Nathaniel Bradley	Mar. 19, 2013 Nathaniel Bradley	Sep. 30, 2013 Sean Bradley	Jun. 30, 2013 Sean Bradley	Mar. 19, 2013 Sean Bradley	Sep. 30, 2013 Ted O'Donnell	Sep. 30, 2013 Warrants	Sep. 30, 2013 Warrants Minimum	Jul. 29, 2013 Warrants Maximum	May 10, 2013 Warrants Maximum	Jun. 30, 2013 Warrants Maximum	Sep. 30, 2013 Warrants Maximum	Mar. 19, 2013 Warrants Maximum
Warrants
Issuance of warrants (in shares)						20,000				95,394	38,333		103,128	32,500		67,033	28,333		28,360			250,000	41,872	99,166
Release of aggregate due to related party			$ 38,333		$ 913,168
Strike price (in dollars per share)	$ 0.39			$ 1.22		$ 0.50	$ 0.50		$ 0.60		$ 0.50	$ 0.25		$ 0.50	$ 0.25		$ 0.50	$ 0.25
Annual vesting percentage												33.00%			33.00%			33.00%
Value of warrants	71,250	95,642	38,333	51,000	913,168
Stock compensation expense related to the options and warrants	286,770
Units sold to accredited investors	1,092,000
Number of common shares consisted in each unit sold to accredited investor	1
Term of warrants issued to accredited investor	3 years
Number of common shares that can be purchased against each warrant issued to accredited investor	1
Expected term																					3 years 6 months				5 years
Expected volatility (as a percent)																					100.00%				250.00%
Risk-free interest rate (as a percent)																					0.82%				1.40%
Expected dividend yield (as a percent)																				0.00%
Exercise price of units (in dollars per share)	$ 0.50
Purchase price of units (in dollars per share)	$ 0.50
Warrants to purchase shares	1,092,000					20,000		293,915							1,696,155			1,491,924								3,652,672
Number of entities to which warrants to be issued as part of service contracts		2
Number of service contracts		2
Face amount of debt						150,000
Debt discount from warrants issued with debt	$ 6,930					$ 6,930